Income Taxes - Summary of Gross Unrecognized Tax Benefits for the Years (Detail) - Bird Rides [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Unrecognized tax benefits at beginning of year	$ 10,743	$ 759
Gross Increases — current year positions	3,250	9,984
Unrecognized tax benefits at end of year	$ 13,993	$ 10,743